Performance Management	Jun. 23, 2025
Invesco Oppenheimer V.I. International Growth Fund | Invesco Oppenheimer V.I. International Growth Fund
Prospectus [Line Items]
Performance Table Narrative

The MSCI ACWI ex-USA Growth Index is being added as each Fund’s style-specific benchmark. Accordingly, the following information is added to the Average Annual Total Returns table appearing under the heading “Performance Information" in each Fund’s Summary and Statutory Prospectuses:

Performance [Table]
	1 Year	5 Years	10 Years
MSCI ACWI ex-USA® Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	5.07%	3.44%	5.35%

Average Annual Return, Caption [Optional Text]	MSCI ACWI ex-USA® Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Invesco Oppenheimer International Growth Fund | Invesco Oppenheimer International Growth Fund
Prospectus [Line Items]
Performance Table Narrative

The MSCI ACWI ex-USA Growth Index is being added as each Fund’s style-specific benchmark. Accordingly, the following information is added to the Average Annual Total Returns table appearing under the heading “Performance Information" in each Fund’s Summary and Statutory Prospectuses:

Performance [Table]
	1 Year	5 Years	10 Years
MSCI ACWI ex-USA® Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	5.07%	3.44%	5.35%

Average Annual Return, Caption [Optional Text]	MSCI ACWI ex-USA® Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)